Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)		8,100,000
Gross proceeds		$ 8,100,000
Offering price per share (in Dollars per share)		$ 1.00
Transaction costs		$ 19,834,039	$ 19,834,039
Underwriting fees		6,100,000	6,100,000
Deferred underwriting fees		13,150,000	13,150,000
Other offering costs		$ 584,039	584,039
Net proceeds			$ 311,000,413
Aggregate fair market value, percentage		80.00%	80.00%
Business combination voting securities, percentage		50.00%	50.00%
Net tangible assets		$ 5,000,001	$ 5,000,001
Aggregate public shares, percentage		20.00%	20.00%
Redeem of its public shares, percentage		100.00%	100.00%
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Initial public offering price per unit (in Dollars per share)		$ (10.00)	$ 10.00
Liquidation of the trust account per share (in Dollars per share)		10.00	$ 10.00
Net proceeds of public offering			$ 343,900,000
Public price, per share (in Dollars per share)		$ 10.00
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	35,000,000
Price per share (in Dollars per share)	$ 10.00		$ 10.00
Net proceeds	$ 350,000,000
Net proceeds of public offering	$ 350,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	4,500,000	4,500,000	4,500,000
Price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Gross proceeds	$ 350,000,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)		8,100,000	8,100,000
Gross proceeds		$ 8,100,000	$ 8,100,000
Offering price per share (in Dollars per share)		$ 1.00	$ 1.00
Fair value of warrants		$ 9,166,689	$ 9,166,689
Non-cash loss on issue of warrants		$ 1,066,689	$ 1,066,689